Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	6 Months Ended
Apr. 30, 2024
Base Forecast [Member] | Average Q2 2024 - Q1 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.86%
U.S. 10-year BBB spread	1.70%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Average Q2 2024 - Q1 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.50%
Real GDP	1.10%
Home prices	1.50%
Central bank policy interest rate	4.25%
Base Forecast [Member] | Average Q2 2024 - Q1 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	2.00%
Home prices	3.00%
Central bank policy interest rate	4.94%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.21%
U.S. 10-year BBB spread	1.81%
Exchange rate (U.S. dollar/Canadian dollar)	0.80
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	1.90%
Home prices	2.90%
Central bank policy interest rate	2.31%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.90%
Home prices	2.70%
Central bank policy interest rate	2.84%
Upside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.20%
U.S. 10-year BBB spread	1.49%
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Upside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	1.50%
Home prices	1.90%
Central bank policy interest rate	4.88%
Upside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.60%
Home prices	3.50%
Central bank policy interest rate	5.38%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.32%
U.S. 10-year BBB spread	1.74%
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	1.90%
Home prices	2.90%
Central bank policy interest rate	2.44%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	1.90%
Home prices	2.80%
Central bank policy interest rate	2.94%
Downside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.67%
U.S. 10-year BBB spread	2.40%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	(0.80%)
Home prices	(9.60%)
Central bank policy interest rate	3.50%
Downside Scenario [Member] | Average Q2 2024 - Q1 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%
Real GDP	0.00%
Home prices	(8.20%)
Central bank policy interest rate	4.00%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.17%
U.S. 10-year BBB spread	2.09%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	2.20%
Home prices	3.20%
Central bank policy interest rate	1.78%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	2.20%
Home prices	4.00%
Central bank policy interest rate	2.28%